TRADE PAYABLES AND OTHER (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other payables [abstract]
Schedule of Trade Payables and Other

	At June 30, 2023		At December 31, 2022
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	1,133	—	1,155
Fixed assets payables	—	38	—	36
Employees' entitlements	—	184	—	195
Taxes payable other than income tax	—	31	—	17
Contract liabilities and other liabilities to customers	29	54	20	55
Other payables	23	21	23	9
Total other	52	328	43	312
Total trade payables and other	52	1,461	43	1,467

Schedule of Contract Liabilities

	At June 30, 2023		At December 31, 2022
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	28	—	19	—
Advance payment from customers	—	4	—	6
Unrecognized variable consideration (A)	1	50	1	49
Total contract liabilities and other liabilities to customers	29	54	20	55
(A)Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.